Unaudited Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
REVENUES [Abstract]:
Voyage revenue	$ 191,566	$ 196,076
EXPENSES [Abstract]:
Voyage expenses	(1,877)	(2,283)
Voyage expenses-related parties	(1,449)	(1,452)
Vessels' operating expenses	(56,352)	(56,365)
General and administrative expenses	(2,243)	(2,099)
Management fees-related parties	(7,990)	(7,573)
Amortization of drydocking and special survey costs	(4,029)	(3,936)
Depreciation	(41,489)	(39,881)
Gain on sale/disposal of vessels, net	6,460	1,303
Foreign exchange gains (losses)	86	192
Operating income	82,683	83,982
OTHER INCOME (EXPENSES) [Abstract]:
Interest income	409	716
Interest and finance costs	(34,108)	(38,237)
Other	847	(101)
Gain (loss) on derivative instruments	5,460	(679)
Total other income (expenses)	(27,392)	(38,301)
Net Income	$ 55,291	$ 45,681
Earnings per common share, basic and diluted	$ 0.74	$ 0.71
Weighed average number of shares, basic and diluted	74,800,000	64,462,088